Cover	12 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Document Type	11-K
Entity Registrant Name	Provident Financial Services, Inc.
Amendment Flag	false
Entity Central Index Key	0001178970
EBP 004
Document Information [Line Items]
Document Type	11-K
Entity Registrant Name	Provident Financial Services, Inc.
Amendment Flag	false
Entity Central Index Key	0001178970